Stockholders' Equity and Accumulated Other Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 ARS	Dec. 31, 2010 ARS
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stock repurchase programs, authorized amount	$ 100,000,000
Remaining authorized repurchase amount under November 2009 share repurchase program	60,035,000
Common shares repurchased	5,282	20,879	3,668
Repurchase of common stock	9,971,000	29,994,000	3,370,000
Components of accumulated other comprehensive loss, net of related taxes
Cumulative foreign currency translation adjustment	(93,669,000)	(81,280,000)	(77,576,000)
Unrealized gain (loss) on investments	(311,000)	445,000	2,579,000
Unrecognized pension cost	(62,085,000)	(43,072,000)	(39,789,000)
Accumulated other comprehensive loss	(156,065,000)	(123,907,000)	(114,786,000)
Net assets of Sugar segment denominated in Argentine pesos				215,921,000	187,305,000
Net assets of Sugar segment denominated in U.S. dollars	4,608,000
Net liabilities of Sugar segment denominated in U.S. dollars		41,576,000
Income tax rate for foreign currency translation gains and losses (as a percent)	35.00%	35.00%	35.00%
Effective income tax rate for components of accumulated other comprehensive loss (as a percent)	39.00%	39.00%	39.00%
Unrecognized pension cost related to employees at certain subsidiaries	$ 20,362,000	$ 13,231,000